INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets

The following tables summarize the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni- cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
As of January 1, 2025	126	135	1	21	—	283
Acquisitions	—	8	18	32	—	58
Additions	1	82	—	—	8	91
Disposals	—	(1)	—	—	—	(1)
Amortization charge for the year	(17)	(42)	(2)	(4)	—	(65)
Transfer and reclassification	—	6	—	—	(7)	(1)
Translation adjustment	(1)	(1)	—	—	—	(2)
As of December 31, 2025	109	187	17	49	1	363
Net book value	Telecommuni- cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
As of January 1, 2024	116	114	4	23	—	257
Additions	35	9	—	—	50	94
Disposals	—	(1)	—	—	—	(1)
Amortization charge for the year	(14)	(26)	(2)	(3)	—	(45)
Transfer and reclassification	—	51	—	2	(50)	3
Translation adjustment	(11)	(12)	(1)	(1)	—	(25)
As of December 31, 2024	126	135	1	21	—	283

Schedule of Movement in goodwill

The following tables present the movements in goodwill presented as a separate line item within non-current assets, for the year ended December 31, 2025, by cash generating unit (“CGU”):

CGU	December 31, 2025	Acquisitions	Transfer and reclassification	Translation adjustment	December 31, 2024
Kyivstar	21	7	—	—	14
Uklon	107	109	1	(3)	—
Total	128	116	1	(3)	14
CGU	December 31, 2024	Acquisitions	Transfer and reclassification	Translation adjustment	December 31, 2023
Kyivstar	14	—	—	(1)	15
Total	14	—	—	(1)	15

Schedule of Capital Commitments	Capital commitments for the future purchase of intangible assets are as follows as of December 31:
	2025	2024
Less than 1 year	5	7
Total commitments	5	7

Schedule of Estimated useful lives	The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:
Class of intangible assets	Useful life
Telecommunication licenses, frequencies and permissions	3 – 20 years
Software	3 – 10 years
Brands and trademarks	3 – 15 years
Customer relationships	10 – 21 years
Other intangible assets	4 – 10 years